Property, Plant And Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2016	2015
Land	-	$1,643	$1,638
Buildings and improvements	2-44	35,036	33,784
Central office equipment[1]	3-10	92,954	93,643
Cable, wiring and conduit	15-50	79,279	75,784
Satellites	12-15	2,710	2,088
Other equipment	2-23	88,436	81,972
Software	3-5	14,472	11,347
Under construction	-	5,118	5,971
		319,648	306,227
Accumulated depreciation and amortization		194,749	181,777
Property, plant and equipment - net		$124,899	$124,450
[1]	Includes certain network software.

Our depreciation expense was $20,661 in 2016, $19,289 in 2015 and $17,773 in 2014. Depreciation expense included amortization of software totaling $2,362 in 2016, $1,660 in 2015 and $1,504 in 2014.

We periodically assess our network assets for impairment and during the fourth quarter of 2016 we recorded a noncash pretax charge of $278 for the impairment of certain wireless assets that were under construction. These assets primarily related to capitalized costs for wireless sites that are no longer in our construction plans. During 2014, due to declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided to abandon in place specific copper network assets classified as cable, wiring and conduit. These abandoned assets had a gross book value of approximately $7,141, with accumulated depreciation of $5,021. In 2014, we recorded a $2,120 noncash pretax charge for this abandonment. These charges are included in “Asset abandonments and impairments” in our consolidated statements of income.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $4,482 for 2016, $5,025 for 2015 and $4,345 for 2014. At December 31, 2016, the future minimum rental payments under noncancelable operating leases for the years 2017 through 2021 were $3,915, $3,706, $3,448, $3,208 and $2,811, with $12,569 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.